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             THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
                FORM 13F FILED ON AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [ X ]; Amendment Number:          3
                                                 ------------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher              New York, New York          June 23, 2003
---------------------------         ------------------------    -------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                       -------
Form 13F Information Table Entry Total:                      1
                                                       -------
Form 13F Information Table Value Total:                $23,038
                                                       -------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                                    FORM 13F INFORMATION TABLE
                                                    SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2002


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Name of Issuer            Title    CUSIP      Value      Shrs                   Investment    Other
                          of                  (x         or prn   SH/   Put/    Discretion    Managers      Voting Authority
                          Class               $1000)     amt      PRN   Call                            Sole       Shared    None

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AMERICAN WTR WKS INC      COM      030411102  23,038     530,020  SH            SOLE                    530,020
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 REPORT
 SUMMARY:  1 DATA RECORD                      23,038   0 OTHER MANAGERS ON WHOSE
                                                       BEHALF REPORT IS FILED